Restatement of Previously Issued Financial Statements - Schedule Of Condensed Cash Flow Statement (Detail) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Reported
Supplemental disclosure of cash flow information:
Change In value Of Shares Subject To Possible Redemption				$ 6,572,606
Adjustment
Supplemental disclosure of cash flow information:
Change In value Of Shares Subject To Possible Redemption				(6,572,606)
As Restated
Supplemental disclosure of cash flow information:
Change In value Of Shares Subject To Possible Redemption				0
Common Class A [Member] | As Reported
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$ 264,535,214	$ 264,434,096	$ 264,272,806	234,052,236
Common Class A [Member] | Adjustment
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$ (264,535,214)	$ (264,434,096)	$ (264,272,806)	(234,052,236)
Common Class A [Member] | As Restated
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption				$ 0